Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (Successor, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Successor
Original issue discount of senior secured credit facilities	$ 1,500